State Street SPDR SP 1500 Value Tilt ETF Expense Example - State Street SPDR SP 1500 Value Tilt ETF - State Street SPDR SP 1500 Value Tilt ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	$ 154